Schedule of Investments(a)
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.36%
Aerospace & Defense–0.75%
Huntington Ingalls Industries, Inc.	285,922	$80,052,442
Air Freight & Logistics–1.14%
United Parcel Service, Inc., Class B	929,392	121,164,835
Application Software–1.29%
Tyler Technologies, Inc.(b)(c)	243,227	138,179,691
Asset Management & Custody Banks–0.46%
Ares Management Corp., Class A(c)	320,448	49,092,634
Automobile Manufacturers–0.46%
Tesla, Inc.(b)	213,311	49,503,084
Automotive Parts & Equipment–0.72%
Aptiv PLC(b)(c)	673,790	46,754,288
Mobileye Global, Inc., Class A (Israel)(b)(c)	1,442,245	30,287,145
		77,041,433
Automotive Retail–1.06%
Valvoline, Inc.(b)(c)	2,423,432	112,689,588
Biotechnology–0.64%
Gilead Sciences, Inc.	902,125	68,615,627
Broadline Retail–4.06%
Amazon.com, Inc.(b)	2,316,073	433,059,330
Construction Materials–0.89%
CRH PLC	1,103,774	94,593,432
Consumer Finance–2.05%
American Express Co.	864,412	218,730,812
Consumer Staples Merchandise Retail–1.48%
Walmart, Inc.	2,297,577	157,705,685
Distillers & Vintners–1.89%
Constellation Brands, Inc., Class A	823,438	201,874,060
Diversified Banks–3.88%
JPMorgan Chase & Co.	1,345,869	286,400,923
Wells Fargo & Co.	2,145,091	127,289,700
		413,690,623
Diversified Financial Services–1.41%
Equitable Holdings, Inc.	3,442,487	150,126,858
Electric Utilities–0.52%
FirstEnergy Corp.	1,325,816	55,564,949
Electrical Components & Equipment–3.37%
Emerson Electric Co.	1,395,957	163,480,524
Hubbell, Inc.	328,595	130,008,613
Rockwell Automation, Inc.	239,390	66,706,024
		360,195,161
Gas Utilities–0.88%
Atmos Energy Corp.	737,907	94,363,547
Shares		Value
Health Care Equipment–3.99%
Becton, Dickinson and Co.	585,836	$141,221,626
Boston Scientific Corp.(b)	1,546,993	114,291,843
Zimmer Biomet Holdings, Inc.	1,533,040	170,704,004
		426,217,473
Health Care Facilities–2.26%
HCA Healthcare, Inc.	378,479	137,406,801
Tenet Healthcare Corp.(b)	696,912	104,327,726
		241,734,527
Health Care Supplies–0.84%
Cooper Cos., Inc. (The)	959,628	89,562,081
Industrial Machinery & Supplies & Components–0.71%
Otis Worldwide Corp.	806,610	76,224,645
Industrial REITs–1.78%
Prologis, Inc.	1,507,914	190,072,560
Insurance Brokers–0.83%
Arthur J. Gallagher & Co.	311,615	88,339,736
Integrated Oil & Gas–3.33%
Exxon Mobil Corp.	2,579,665	305,922,472
Suncor Energy, Inc. (Canada)	1,243,603	49,644,632
		355,567,104
Integrated Telecommunication Services–1.69%
Verizon Communications, Inc.	4,465,368	180,936,711
Interactive Media & Services–6.89%
Alphabet, Inc., Class A	2,776,949	476,357,831
Meta Platforms, Inc., Class A	545,288	258,919,101
		735,276,932
Internet Services & Infrastructure–0.45%
MongoDB, Inc.(b)(c)	190,797	48,149,531
Investment Banking & Brokerage–1.21%
Charles Schwab Corp. (The)	1,984,618	129,377,247
IT Consulting & Other Services–0.86%
Amdocs Ltd.(c)	1,048,471	91,709,758
Life Sciences Tools & Services–2.24%
Danaher Corp.	337,901	93,625,609
Lonza Group AG (Switzerland)	218,017	145,179,518
		238,805,127
Managed Health Care–2.68%
UnitedHealth Group, Inc.	496,431	286,023,685
Movies & Entertainment–0.92%
Walt Disney Co. (The)	1,045,456	97,948,773
Multi-line Insurance–1.73%
American International Group, Inc.	2,335,197	185,017,658
Multi-Utilities–0.36%
Ameren Corp.	479,681	38,024,313

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Shares		Value
Oil & Gas Exploration & Production–0.53%
Marathon Oil Corp.	2,033,478	$57,039,058
Passenger Ground Transportation–1.02%
Uber Technologies, Inc.(b)	1,690,263	108,971,256
Personal Care Products–0.45%
Coty, Inc., Class A(b)(c)	4,790,142	47,661,913
Pharmaceuticals–3.40%
Eli Lilly and Co.	238,347	191,695,342
Merck & Co., Inc.	1,516,661	171,579,859
		363,275,201
Research & Consulting Services–1.41%
Equifax, Inc.	539,666	150,766,490
Semiconductor Materials & Equipment–1.50%
Applied Materials, Inc.	752,179	159,612,384
Semiconductors–8.36%
Broadcom, Inc.	487,306	78,300,328
NVIDIA Corp.	6,023,787	704,903,555
Texas Instruments, Inc.	536,766	109,398,278
		892,602,161
Specialty Chemicals–0.83%
DuPont de Nemours, Inc.	1,053,268	88,158,532
Systems Software–8.82%
Microsoft Corp.	1,834,109	767,299,500
ServiceNow, Inc.(b)	213,877	174,179,290
		941,478,790
Technology Hardware, Storage & Peripherals–6.13%
Apple, Inc.	2,796,655	621,081,142
Dell Technologies, Inc., Class C	294,911	33,525,483
		654,606,625
Tobacco–2.81%
Philip Morris International, Inc.	2,600,549	299,479,223
Shares		Value
Trading Companies & Distributors–0.50%
AerCap Holdings N.V. (Ireland)	572,707	$53,805,823
Transaction & Payment Processing Services–3.21%
Fiserv, Inc.(b)	1,127,357	184,401,785
Mastercard, Inc., Class A	342,364	158,757,610
		343,159,395
Wireless Telecommunication Services–0.67%
T-Mobile US, Inc.	390,315	71,146,618
Total Common Stocks & Other Equity Interests (Cost $6,920,076,497)		10,606,995,121
Money Market Funds–0.64%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e)	15,301,327	15,301,327
Invesco Treasury Portfolio, Institutional Class, 5.20%(d)(e)	52,826,595	52,826,595
Total Money Market Funds (Cost $68,127,922)		68,127,922
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $6,988,204,419)		10,675,123,043
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.66%
Invesco Private Government Fund, 5.30%(d)(e)(f)	19,564,896	19,564,896
Invesco Private Prime Fund, 5.48%(d)(e)(f)	51,363,570	51,378,979
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $70,943,875)		70,943,875
TOTAL INVESTMENTS IN SECURITIES–100.66% (Cost $7,059,148,294)		10,746,066,918
OTHER ASSETS LESS LIABILITIES—(0.66)%		(70,168,947)
NET ASSETS–100.00%		$10,675,897,971
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$19,482,872	$(4,181,545)	$-	$-	$15,301,327	$5,706
Invesco Liquid Assets Portfolio, Institutional Class	143,902,835	1,099,728,041	(1,243,610,684)	(21,537)	1,345	-	2,858,030
Invesco Treasury Portfolio, Institutional Class	-	90,794,826	(37,968,231)	-	-	52,826,595	40,169
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$29,926,788	$550,194,147	$(560,556,039)	$-	$-	$19,564,896	$1,503,306*
Invesco Private Prime Fund	76,981,568	1,160,411,827	(1,186,010,670)	-	(3,746)	51,378,979	4,173,594*
Total	$250,811,191	$2,920,611,713	$(3,032,327,169)	$(21,537)	$(2,401)	$139,071,797	$8,580,805

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,461,815,603	$145,179,518	$—	$10,606,995,121
Money Market Funds	68,127,922	70,943,875	—	139,071,797
Total Investments	$10,529,943,525	$216,123,393	$—	$10,746,066,918
Invesco Main Street Fund®